Bank Properties and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Summary of Bank Properties and Equipment

Bank properties and equipment consist of the following major classifications:

SUMMARY OF BANK PROPERTIES AND EQUIPMENT

December 31,	2013	2012
Land	$8,998	$8,998
Buildings	30,624	30,617
Capital lease	8,630	8,630
Leasehold improvements and equipment	46,962	44,781

Total bank properties and equipment	95,214	93,026
Accumulated depreciation	(46,119)	(42,221)

Bank properties and equipment, net	$49,095	$50,805